Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale	Investment and Mortgage-Backed Securities, Available For Sale
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$61,244,212	$220,239	$382,986	$61,081,465
Small Business Administration (“SBA”) Bonds	153,565,023	797,456	1,057,454	153,305,025
Tax Exempt Municipal Bonds	42,793,179	6,023,263	—	48,816,442
Taxable Municipal Bonds	46,680,301	1,743,322	75,168	48,348,455
Mortgage-Backed Securities	267,854,880	10,672,412	754,278	277,773,014
	$572,137,595	$19,456,692	$2,269,886	$589,324,401
	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$41,088,231	$—	$856,401	$40,231,830
SBA Bonds	111,927,938	622,105	656,944	111,893,099
Tax Exempt Municipal Bonds	43,153,086	4,088,408	—	47,241,494
Taxable Municipal Bonds	15,169,737	35,359	364,686	14,840,410
Mortgage-Backed Securities	197,356,288	3,664,621	582,902	200,438,007
	$408,695,280	$8,410,493	$2,460,933	$414,644,840

Student Loan Pools are typically 97% guaranteed by the United States government while SBA bonds are 100% backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are Government National Mortgage Association ("GNMA") mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2020, the Bank held an amortized cost and fair value of $91.7 million and $93.4 million, respectively, in GNMA mortgage-backed securities compared to an amortized cost and fair value of $63.2 million and $63.9 million, respectively, at December 31, 2019. Also included in mortgage-backed securities in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2020 the Bank held an amortized cost and fair value of $37.0 million and $37.7 million, respectively, in private label CMO mortgage-backed securities, compared to an amortized cost and fair value of $15.8 million and $16.1 million, respectively, at December 31, 2019.
The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2020 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since mortgage-backed securities are not due at a single maturity date, they are disclosed separately, rather than allocated over the maturity groupings below.

	Amortized Cost	Fair Value
Due in less than one year	$64,354	$64,197
Due in one year to five years	7,995,095	8,022,724
Due in five to ten years	77,877,630	78,435,507
Due in ten years or more	218,345,636	225,028,959
Mortgage-Backed Securities	267,854,880	277,773,014
	$572,137,595	$589,324,401
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

The amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $263.3 million and $274.4 million, respectively, at December 31, 2020 and $171.4 million and $173.1 million, respectively, at December 31, 2019.

The Bank received $25.0 million, $96.5 million and $33.3 million in gross proceeds from sales of available for sale securities during the years ended December 31, 2020, 2019 and 2018, respectively. As a result, the Bank recognized gross gains of $1.3 million, $1.5 million and $0.7 million, respectively, and gross losses of $0, $636,000 and $159,000, respectively, during the years ended December 31, 2020, 2019 and 2018.

The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,196,541	$46,207	$29,460,703	$336,779	$36,657,244	$382,986
SBA Bonds	39,843,800	653,518	43,907,816	403,936	83,751,616	1,057,454
Taxable Municipal Bonds	7,092,538	75,168	—	—	7,092,538	75,168
Mortgage-Backed Securities	51,941,025	655,213	9,542,092	99,065	61,483,117	754,278
	$106,073,904	$1,430,106	$82,910,611	$839,780	$188,984,515	$2,269,886

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$30,079,497	$534,048	$10,152,333	$322,353	$40,231,830	$856,401
SBA Bonds	13,844,666	106,110	47,395,036	550,834	61,239,702	656,944
Taxable Municipal Bonds	13,810,279	364,686	—	—	13,810,279	364,686
Mortgage-Backed Securities	55,326,064	480,958	7,975,863	101,944	63,301,927	582,902
	$113,060,506	$1,485,802	$65,523,232	$975,131	$178,583,738	$2,460,933

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2020 and 2019, 37.0% and 39.6% of the unrealized losses, representing 88 and 69 individual securities, respectively, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”).

Factors considered in the Company's review of its investment securities portfolio include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value. If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or the Company may recognize a portion of the impairment in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment. There was no OTTI recognized during the years ended December 31, 2020, 2019 and 2018.